Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000032863
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Real Estate Equity Fund Class A (including sales charges) ($15,567)
Average Annual Return, Percent	(5.77%)	4.34%	4.53%
C000248364
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Real Estate Equity Fund Class S ($16,923)
C000094674
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Real Estate Equity Fund Institutional 2 Class ($17,108)
C000171305
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Real Estate Equity Fund Institutional 3 Class ($17,173)
C000032867
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Columbia Real Estate Equity Fund Institutional Class ($16,923)
Without Sales Load [Member] | C000032863
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.01%)	5.58%	5.14%
Without Sales Load [Member] | C000248364
Average Annual Return [Line Items]
Average Annual Return, Percent	0.14%	5.85%	5.40%
Without Sales Load [Member] | C000094674
Average Annual Return [Line Items]
Average Annual Return, Percent	0.23%	5.93%	5.52%
Without Sales Load [Member] | C000171305
Average Annual Return [Line Items]
Average Annual Return, Percent	0.28%	6.00%	5.56%
Without Sales Load [Member] | C000032867
Average Annual Return [Line Items]
Average Annual Return, Percent	0.24%	5.85%	5.40%
Columbia Threadneedle: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($38,012)
Average Annual Return, Percent	17.15%	13.15%	14.29%
Columbia Threadneedle: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($38,012)
Average Annual Return, Percent	17.15%	13.15%	14.29%
Columbia Threadneedle: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($38,012)
Average Annual Return, Percent	17.15%	13.15%	14.29%
Columbia Threadneedle: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($38,012)
Average Annual Return, Percent	17.15%	13.15%	14.29%
Columbia Threadneedle: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index ($38,012)
Average Annual Return, Percent	17.15%	13.15%	14.29%
Columbia Threadneedle: FTSE Nareit Equity REITs Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Nareit Equity REITs Index ($17,401)
Average Annual Return, Percent	2.88%	6.63%	5.70%
Columbia Threadneedle: FTSE Nareit Equity REITs Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Nareit Equity REITs Index ($17,401)
Average Annual Return, Percent	2.88%	6.63%	5.70%
Columbia Threadneedle: FTSE Nareit Equity REITs Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Nareit Equity REITs Index ($17,401)
Average Annual Return, Percent	2.88%	6.63%	5.70%
Columbia Threadneedle: FTSE Nareit Equity REITs Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Nareit Equity REITs Index ($17,401)
Average Annual Return, Percent	2.88%	6.63%	5.70%
Columbia Threadneedle: FTSE Nareit Equity REITs Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Nareit Equity REITs Index ($17,401)
Average Annual Return, Percent	2.88%	6.63%	5.70%